Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2019
Statement [LineItems]
Schedule of Key Management Indicators to Achieve Medium and Long-term Profit Growth and Stability

The Group identifies Return on Equity (“ROE”) and Debt Equity Ratio (“D/E ratio”) as key management indicators to achieve medium and long-term profit growth and stability of the financial base. ROE is calculated by dividing profit for the year attributable to owners of the parent by the equity attributable to owners of the parent. D/E ratio is calculated by dividing interest-bearing debts by the equity attributable to owners of the parent.

	As of March 31, 2019	As of March 31, 2018
ROE (%)	7.9	6.0
D/E Ratio (times)	0.73	0.69

Schedule of Carrying Amounts of Financial Instruments by Classification

The carrying amounts of financial instruments by classification as of March 31, 2019 and 2018 are as follows:

As of March 31, 2019

Financial assets

	(Millions of Yen)
	Carrying amount
	Amortized cost	Fair value		Total
		FVPL	FVOCI
Current assets
Cash and cash equivalents	163,176	—	—	163,176
Trade and other receivables	900,563	—	—	900,563
Other financial assets	12,844	590	3,480	16,915
Derivatives	—	590	3,480	4,071
Debt instruments	12,844	—	—	12,844
Non-current assets
Other financial assets	84,211	—	728,456	812,668
Equity instruments	—	—	718,470	718,470
Derivatives	—	—	9,985	9,985
Debt instruments	84,211	—	—	84,211

Financial liabilities

	(Millions of Yen)
	Carrying amount
	Amortized cost	Fair value		Total
		FVPL	FVOCI
Current liabilities
Trade and other payables	1,611,403	—	—	1,611,403
Bonds and borrowings	506,571	—	—	506,571
Other financial liabilities Derivatives	—	258	758	1,017
Non-current liabilities
Bonds and borrowings	1,815,905	—	—	1,815,905
Other financial liabilities Derivatives	—	—	6,501	6,501
Other non-current liabilities	142,149	—	—	142,149

As of March 31, 2018

Financial assets

	(Millions of Yen)
	Carrying amount
	Amortized cost	Fair value		Total
		FVPL	FVOCI
Current assets
Cash and cash equivalents	142,869	—	—	142,869
Trade and other receivables	832,040	—	—	832,040
Other financial assets	12,351	61	6,765	19,178
Derivatives	—	61	6,765	6,827
Debt instruments	12,351	—	—	12,351
Non-current assets
Other financial assets	74,538	—	933,088	1,007,627
Equity instruments	—	—	926,465	926,465
Derivatives	—	—	6,623	6,623
Debt instruments	74,538	—	—	74,538

Financial liabilities

	(Millions of Yen)
	Carrying amount
	Amortized cost	Fair value		Total
		FVPL	FVOCI
Current liabilities
Trade and other payables	1,580,597	—	—	1,580,597
Bonds and borrowings	496,833	—	—	496,833
Other financial liabilities Derivatives	—	329	344	674
Non-current liabilities
Bonds and borrowings	1,611,153	—	—	1,611,153
Other financial liabilities Derivatives	—	—	6,572	6,572
Other non-current liabilities	120,156	—	—	120,156

Schedule of Financial Instruments Measured at Fair Value

The tables below represent the financial instruments measured at fair value on a recurring basis by level as of March 31, 2019 and March 31, 2018.

As of March 31, 2019

Financial assets measured at fair value

	(Millions of Yen)
	Level 1	Level 2	Level 3	Total
FVPL
Other financial assets
Derivatives	—	590	—	590
FVOCI
Other financial assets
Equity instruments	638,768	—	79,702	718,470
Derivatives	—	13,466	—	13,466

Financial liabilities measured at fair value

	(Millions of Yen)
	Level 1	Level 2	Level 3	Total
FVPL
Other financial liabilities
Derivatives	—	258	—	258
FVOCI
Other financial liabilities
Derivatives	—	7,260	—	7,260

As of March 31, 2018

Financial assets measured at fair value

	(Millions of Yen)
	Level 1	Level 2	Level 3	Total
FVPL
Other financial assets
Derivatives	—	61	—	61
FVOCI
Other financial assets
Equity instruments	847,645	—	78,819	926,465
Derivatives	—	13,388	—	13,388

Financial liabilities measured at fair value

	(Millions of Yen)
	Level 1	Level 2	Level 3	Total
FVPL
Other financial liabilities
Derivatives	—	329	—	329
FVOCI
Other financial liabilities
Derivatives	—	6,917	—	6,917

Schedule of Changes in Equity Instruments Measured at Level 3

The changes of equity instruments measured at Level 3 are as follows:

	(Millions of Yen)
	Year ended March 31, 2019	Year ended March 31, 2018
Balance at beginning of the year	78,819	83,237
Net changes in fair value	1,122	1,197
Acquisitions	116	54
Sale / settlements	(641)	(2,106)
Other	286	(3,562)
Balance at end of the year	79,702	78,819

Fair Value Of Significant Equity Instruments Measured at FVOCI
Fair value of significant equity instruments measured at FVOCI by name

As of March 31, 2019	Amount (Millions of Yen)
Toyota Motor Corporation	80,312
POSCO	70,952
Suzuki Motor Corporation	38,006
Recruit Holdings	37,110
Central Japan Railway Company	30,633

As of March 31, 2018	Amount (Millions of Yen)
POSCO	96,996
Toyota Motor Corporation	79,778
SUMCO Corporation	64,783
Suzuki Motor Corporation	44,462
Vallourec S.A.	37,466

Derecognition of Financial Assets Measured at Fair Value Through Other Comprehensive Income

The Group derecognizes certain financial assets that are measured at fair value through other comprehensive income as a result of disposals through sale occurring as a result of review of business relationships.

	(Millions of Yen)
	Year ended March 31, 2019	Year ended March 31, 2018
Fair value at the time of derecognition	83,726	37,532
Cumulative gains or losses on disposal (net of tax)	14,679	6,542

Summary of Dividends Recognized for the Equity Investments Measured at FVOCI
Dividends recognized for the equity investments measured at FVOCI during the reporting period

	(Millions of Yen)
	Year ended March 31, 2019	Year ended March 31, 2018
Investment derecognized in the reporting period	2,168	865
Investment held at the end of reporting period	17,988	16,967

Total	20,156	17,832

Fair Value of Financial Assets and Liabilities Measured at Amortized Cost

The fair value of financial assets and financial liabilities measured at amortized cost is as follows:

	(Millions of Yen)
As of March 31, 2019	Carrying amount	Fair value
		Level 1	Level 2	Level 3
Financial assets (Current)
Other financial assets
Debt instruments	12,844	9,498	0	3,345
Financial assets (Non-current)
Other financial assets
Debt instruments	84,211	11	7,512	76,699
Financial liabilities (Current)
Bonds and borrowings	506,571	60,386	—	446,571
Financial liabilities (Non-current)
Bonds and borrowings	1,815,905	224,669	—	1,618,043

	(Millions of Yen)
As of March 31, 2018	Carrying amount	Fair value
		Level 1	Level 2	Level 3
Financial assets (Current)
Other financial assets
Debt instruments	12,351	1,233	3,103	8,018
Financial assets (Non-current)
Other financial assets
Debt instruments	74,538	23	5,497	69,015
Financial liabilities (Current)
Bonds and borrowings	496,833	86,080	—	411,133
Financial liabilities (Non-current)
Bonds and borrowings	1,611,153	215,686	—	1,415,613

Schedule of Foreign Currency Risk Exposures

The Group’s principal foreign currency risk exposures for the years ended March 31, 2018 and 2019 are as follows.

	(Millions of USD)
	As of March 31, 2019	As of March 31, 2018
Net exposure (liability)	78	(174)

Schedule of Aging of Trade and Other Receivables

The aging of trade and other receivables is as follows:

	(Millions of Yen)
Days past due	As of March 31, 2019	As of March 31, 2018
Current	964,845	831,985
Within 90 days	4,991	1,684
Over 90 days and within 1 year	729	363
Over 1 year	173	108

Total	970,740	834,142

Schedule of Changes in Allowance for Doubtful Accounts

The changes in allowance for doubtful accounts are as follows:

	(Millions of Yen)
	Year ended March 31, 2019	Year ended March 31, 2018
Balance at beginning of the year	5,878	5,854
Increase during the year	1,776	1,529
Decrease during the year	(696)	(1,513)
Other	183	7
Balance at end of the year	7,142	5,878

Summary of financial guarantee contracts

The maximum amounts of guarantees that are extended by the Group are described in Note 34 “Loan Guarantees”.

As of March 31, 2019

	(Millions of Yen)
	Carrying amount	Total contractual cash flow	Within 1 year	Over 1 year but within 5 years	Over 5 years
Trade and other payables	1,611,403	1,611,403	1,611,403	—	—
Borrowings	1,922,476	1,922,476	326,571	657,235	938,670
Bonds	280,000	280,000	60,000	100,000	120,000
Lease liabilities	46,754	46,754	8,783	21,034	16,936
Commercial paper	120,000	120,000	120,000	—	—
Derivatives	7,519	7,019	2,656	4,363	—

Total	3,988,154	3,987,654	2,129,414	782,633	1,075,606

As of March 31, 2018

	(Millions of Yen)
	Carrying amount	Total contractual cash flow	Within 1 year	Over 1 year but within 5 years	Over 5 years
Trade and other payables	1,580,597	1,580,597	1,580,597	—	—
Borrowings	1,723,290	1,723,290	322,133	584,131	817,024
Bonds	295,696	295,700	85,700	140,000	70,000
Lease liabilities	49,768	49,768	8,550	22,582	18,635
Commercial paper	89,000	89,000	89,000	—	—
Derivatives	7,246	8,080	2,279	5,478	323

Total	3,745,600	3,746,436	2,088,260	752,192	905,983

Summary of Derivative assets and liabilities as hedging instruments
Derivative assets and liabilities designated as hedging instruments

As of March 31, 2019

		(Millions of Yen)
Types of hedges	Derivative assets and liabilities	Notional amount		Carrying amount (Fair value)
		Total	Settlement in excess of one year	Assets	Liabilities
Cash flow hedge	Foreign exchange forward contract	217,369	6,762	1,752	750
	Interest rate swap	264,704	252,848	730	6,509
	Currency swap	67,353	66,280	9,462	—
	Commodity swap	2,529	1,058	1,519	—

Total		551,957	326,949	13,466	7,260

As of March 31, 2018

		(Millions of Yen)
Types of hedges	Derivative assets and liabilities	Notional amount		Carrying amount (Fair value)
		Total	Settlement in excess of one year	Assets	Liabilities
Cash flow hedge	Foreign exchange forward contract	246,189	9,113	1,069	303
	Interest rate swap	275,939	258,741	601	6,613
	Currency swap	83,244	67,353	11,665	—
	Commodity swap	321	217	52	—

Total		605,695	335,425	13,388	6,917

Summary of Derivative assets and liabilities not designated as hedges
Derivative assets and liabilities not designated as hedges

	(Millions of Yen)
	As of March 31, 2019		As of March 31, 2018
	Assets	Liabilities	Assets	Liabilities
Foreign exchange forward contract	492	248	4	381
Interest swap	—	—	2	—
Currency swap	97	10	118	11

Total	590	258	124	392

Summary of Changes in Fair Value of Cash Flow Hedges
Changes in fair value of cash flow hedges

The changes in fair value of hedging instruments designated as cash flow hedges of the Group recognized in other comprehensive income in the consolidated statements of comprehensive income or loss are as follows.

Year ended March 31, 2019

	(Millions of Yen)
Risk classification	Beginning of the year	Changes in fair value of cash flow hedge recognized in the other comprehensive income	Amount transferred to profit or loss from other components of equity as a reclassification adjustment	End of the year	The account in which the reclassification adjustment to profit or loss is recognized
Foreign currency risk	426	4,407	(4,186)	646	Other operating income/Other operating expenses
Interest rate risk	(5,559)	228	5	(5,326)	Finance income/Finance costs
Other	52	1,519	(52)	1,519	—

Total	(5,080)	6,155	(4,234)	(3,159)

Year ended March 31, 2018
	(Millions of Yen)
Risk classification	Beginning of the year	Changes in fair value of cash flow hedge recognized in the other comprehensive income	Amount transferred to profit or loss from other components of equity as a reclassification adjustment	End of the year	The account in which the reclassification adjustment to profit or loss is recognized
Foreign currency risk	(682)	(3,626)	4,734	426	Other operating income/Other operating expenses
Interest rate risk	(6,762)	1,222	(18)	(5,559)	Finance income/Finance costs
Other	37	52	(37)	52	—

Total	(7,407)	(2,351)	4,678	(5,080)

Currency risk [member]
Statement [LineItems]
Schedule of Impact on Profit Before Income Taxes in the Consolidated Statement of Profit or Loss

In this analysis, the impacts on the assets and liabilities denominated in foreign currencies as of March 31, 2018 and 2019 are estimated by assuming that variables, such as outstanding balances and interest rates, are constant.

	(Millions of Yen)
	Year ended March 31, 2019	Year ended March 31, 2018
Impacts on profit before income taxes	(86)	185

Interest rate risk [member]
Statement [LineItems]
Schedule of Impact on Profit Before Income Taxes in the Consolidated Statement of Profit or Loss	In this analysis, all other variables are assumed to be constant.

	(Millions of Yen)
	Year ended March 31, 2019	Year ended March 31, 2018
Impacts on profit before income taxes	(6,043)	(5,787)